Investment Objectives and Goals - Brookmont Dividend Growth ETF	Oct. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Brookmont Dividend Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brookmont Dividend Growth ETF (the “Fund”) seeks dividend income and long-term capital appreciation.